UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22493

Ramius IDF Master Fund LLC
 599 Lexington Avenue
19th Floor
New York, NY  10022
(Address of principal executive offices)

Thomas W. Strauss
Chief Executive Officer
Ramius Alternative Solutions LLC
599 Lexington Avenue, 19th Floor
New York, NY  10022
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 845-7900

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

Ramius IDF Master Fund LLC
Schedule of Investments - December 31, 2011 (unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL MEMBERS' CAPITAL
Percentages are as follows:

Investments in Limited Partnerships - 87.6%	Cost	Fair Value	% of Members' Equity-Net Assets	Liquidity
Credit Based
Brigade Leveraged Capital Structures Fund, LP (a)	$600,000	$595,569	5.2%	(d)
Chatham Asset Partners High Yield Fund, LP (a)	500,000	491,963	4.3%	(d)
Claren Road Credit Partners, LP (a)	600,000	587,418	5.1%	(d)
Mast Credit Opportunities I, LP (a)	500,000	500,702	4.4%	(b)
One William Street Capital Partners, LP (a)	500,000	500,050	4.4%	(b)
Total Credit Based Funds	2,700,000	2,675,702	23.3%

Event Driven		Fair Value
Jet Capital Concentrated Fund, LP (a)	500,000	493,673	4.3%	(b)
Luxor Capital Partners, LP (a)	600,000	592,620	5.2%	(d)
Trian Partners, LP (a)	500,000	503,265	4.4%	(d)
Total Event Driven Funds	1,600,000	1,589,558	13.8%

Global Macro
Caxton Global Investments (USA) LLC (a)	600,000	597,540	5.2%	(d)
Comac Global Macro Fund, LP (a)	500,000	503,161	4.4%	(c)
Prologue Delaware Feeder Fund, LP (a)	600,000	606,248	5.3%	(d)
Total Global Macro Funds	1,700,000	1,706,949	14.9%

Hedged Equity		Fair Value
Alydar Fund, LP (a)	500,000	495,540	4.3%	(d)
Ascend Partners Fund II, LP (a)	600,000	599,699	5.2%	(c)
Atlas Institutional Fund, LLC (a)	800,000	802,560	7.0%	(d)
Criterion Horizons Fund, LP (a)	600,000	592,676	5.2%	(c)
Indus Europe Fund, LP (a)	500,000	492,965	4.3%	(c)
Total Hedged Equity Funds	3,000,000	2,983,440	26.0%

Multi-Strategy
AQR Delta Fund II, LP (a)	600,000	597,420	5.2%	(c)
Double Black Diamond, LP (a)	500,000	498,600	4.4%	(b)
Total Multi-Strategy Funds	1,100,000	1,096,020	9.6%
Total Investments in Limited Partnerships (cost $10,100,000)		10,051,669	87.6%
Other Assets in Excess of Liabilities		1,428,718	12.4%
Members' Capital		$11,480,387	100.0%

(a) Non-income producing.
(b) The Portfolio Fund has imposed gates on or has restricted redemptions from Portfolio Funds.
(c) The Portfolio Fund has monthly liquidity.
(d) The Portfolio Fund has quarterly liquidity.

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) establishes a fair value framework for valuing investments, discusses acceptable valuation techniques, discusses inputs to valuation techniques, establishes a fair value hierarchy that prioritizes the inputs, and requires extensive financial statement disclosures about the valuation. Under ASC 820 various inputs are used in determining the value of the Fund’s investments.

These inputs are summarized into three broad levels and described below:

•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are less active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The Fund’s investments consist primarily of investments in Portfolio Funds.  The Portfolio Funds calculate net asset value per share (or its equivalent member units or ownership interest in members’ capital).  The Fund, as a practical expedient, measures the fair value of an investment in Portfolio Funds on the basis of net asset value per share (or its equivalent).  The classification level within the fair value hierarchy is determined by the Fund’s ability to redeem the investment with the investee at net asset value per share (or its equivalent) at the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of that investment.

The following is a summary of the inputs used to value the Fund’s net assets as of 12/31/2011:

	Level 1	Level 2	Level 3	Total
Investment Funds
Limited Partnerships	$-	$-	$10,051,669	$10,051,669
Total	$-	$-	$10,051,669	$10,051,669

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Balance as of April 1, 2011	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Transfer In	Balance as of December 31, 2011
Investment Funds	$-	$-	$(48,331)	$10,100,000	$-	$-	$10,051,669
Total Investments	$-	$-	$(48,331)	$10,100,000	$-	$-	$10,051,669

The Fund has $10,051,669 of investments in Portfolio Funds which are reported at fair value. The Fund did not have any significant transfers into or out of Levels 1, 2 and 3.

Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.  At December 31, 2011, the Fund had no financial instruments subject to this disclosure.

Item 2. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ramius IDF Master Fund LLC

By (Signature	/s/ Thomas W. Strauss
and Title)	Thomas W. Strauss
Principal Executive Officer
Date	February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature	/s/ Thomas W. Strauss
and Title)	Thomas W. Strauss
Principal Executive Officer
Date	February 29, 2012

By (Signature	/s/ Joe McLaughlin
and Title)	Joe McLaughlin
Principal Financial Officer
Date	February 29, 2012